Operating Leases (Details) - Schedule of rental expense - USD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Schedule Of Rental Expense Abstract
Sublease income	$ 7,268,290	$ 7,176,809
Operating lease cost	(3,333,406)	(3,330,843)
Excess of sublease income over lease cost	$ 3,934,884	$ 3,845,966